GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 809,809	$ 485,418	$ 617,295	$ 462,687	$ 799,977	$ 490,658	$ 1,912,522	$ 1,753,322	$ 2,658,087	$ 2,025,947
Operating activities							927,278	1,025,306	1,436,304	1,145,264
Working capital deficit	2,963,642						2,963,642		3,047,951
Stockholders equity	2,941,414	$ 2,915,417	$ 2,767,535	$ 2,947,420	$ 2,930,193	$ 2,306,630	2,941,414	$ 2,947,420	3,023,649	3,067,573	$ 3,641,425
Retained earnings accumulated deficit	$ 63,878,972						63,878,972		$ 61,557,893	$ 58,199,466
Net loss							$ 1,912,522